Convertible Notes (Details) - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Convertible Note Payable - 2016	$ 36,818	$ 36,818
Convertible Notes Payable	232,799	36,818	$ 36,818
Total	232,799	36,818	36,818
Convertible Note Payable - 2021	275,000	0
Total Convertible Notes Payable	311,818	36,818
Less: Debt Discount And Deferred Financing Cost	79,019	0	0
Less: Debt Discount And Deferred Financing Cost	(79,019)	0	0
Less: Current Portion Of Convertible Notes Payable	232,799	36,818	36,818
Long-term Convertible Notes Payable	$ 0	0	0
JSJ Investments [Member]
Total		$ 36,818	$ 36,818